LVIP JPMorgan Small Cap Core Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.16%
Aerospace & Defense–1.11%
†AeroVironment, Inc.	1,719	$541,296
†Archer Aviation, Inc. Class A	36,588	350,513
†Firefly Aerospace, Inc.	12,974	380,398
Moog, Inc. Class A	2,085	432,992
Park Aerospace Corp.	3,657	74,383
†Rocket Lab Corp.	6,555	314,050
†StandardAero, Inc.	6,370	173,837
		2,267,469
Air Freight & Logistics–0.05%
†Radiant Logistics, Inc.	16,866	99,509
		99,509
Automobile Components–1.80%
†Adient PLC	33,249	800,636
Dana, Inc.	23,124	463,405
Garrett Motion, Inc.	38,368	522,572
†Modine Manufacturing Co.	10,186	1,448,042
Phinia, Inc.	7,855	451,505
		3,686,160
Banks–9.60%
Amalgamated Financial Corp.	1,359	36,897
Amerant Bancorp, Inc.	6,897	132,905
Ameris Bancorp	10,622	778,699
Associated Banc-Corp.	3,240	83,300
Atlantic Union Bankshares Corp.	2,053	72,450
†Axos Financial, Inc.	5,650	478,272
Banc of California, Inc.	38,050	629,727
Bank of NT Butterfield & Son Ltd.	22,767	977,160
BankUnited, Inc.	4,128	157,524
BayCom Corp.	655	18,831
Beacon Financial Corp.	5,831	138,253
†Bridgewater Bancshares, Inc.	4,173	73,445
Burke & Herbert Financial Services Corp.	807	49,784
Business First Bancshares, Inc.	7,987	188,573
Byline Bancorp, Inc.	18,419	510,759
Cadence Bank	3,676	137,997
Capital City Bank Group, Inc.	969	40,494
Capitol Federal Financial, Inc.	5,930	37,655
Central Pacific Financial Corp.	2,561	77,701
ChoiceOne Financial Services, Inc.	1,696	49,116
CNB Financial Corp.	9,829	237,862
ConnectOne Bancorp, Inc.	17,098	424,201
†Customers Bancorp, Inc.	14,387	940,478
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Dime Community Bancshares, Inc.	2,108	$62,882
Eastern Bankshares, Inc.	47,788	867,352
Enterprise Financial Services Corp.	10,041	582,177
Equity Bancshares, Inc. Class A	10,928	444,770
FB Financial Corp.	1,955	108,972
Financial Institutions, Inc.	11,327	308,094
First BanCorp	26,296	579,827
First Financial Bancorp	2,847	71,887
First Financial Corp.	3,772	212,892
First Interstate BancSystem, Inc. Class A	1,574	50,163
First Merchants Corp.	9,465	356,830
First Mid Bancshares, Inc.	6,077	230,197
Hancock Whitney Corp.	4,825	302,093
Hanmi Financial Corp.	12,511	308,897
HBT Financial, Inc.	737	18,572
Heritage Commerce Corp.	34,699	344,561
Hilltop Holdings, Inc.	7,234	241,760
HomeTrust Bancshares, Inc.	1,021	41,800
Horizon Bancorp, Inc.	9,388	150,302
Independent Bank Corp.	2,374	164,210
Mercantile Bank Corp.	7,154	321,930
Metropolitan Bank Holding Corp.	5,146	385,024
Mid Penn Bancorp, Inc.	642	18,387
MidWestOne Financial Group, Inc.	3,888	109,992
National Bank Holdings Corp. Class A	2,631	101,662
Northrim BanCorp, Inc.	5,060	109,600
OceanFirst Financial Corp.	24,679	433,610
OFG Bancorp	8,761	381,016
Old National Bancorp	32,206	706,922
Old Second Bancorp, Inc.	19,248	332,702
Origin Bancorp, Inc.	3,902	134,697
Pathward Financial, Inc.	10,908	807,301
Peapack-Gladstone Financial Corp.	2,123	58,595
Pinnacle Financial Partners, Inc.	581	54,492
Provident Financial Services, Inc.	3,813	73,515
QCR Holdings, Inc.	6,634	501,796
Renasant Corp.	3,527	130,111
Simmons First National Corp. Class A	9,843	188,690
SmartFinancial, Inc.	1,097	39,196
South Plains Financial, Inc.	14,744	569,856
Southern Missouri Bancorp, Inc.	1,329	69,852
Southside Bancshares, Inc.	3,617	102,180
Southstate Bank Corp.	1,270	125,565
LVIP JPMorgan Small Cap Core Fund–1

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Texas Capital Bancshares, Inc.	2,124	$179,542
Towne Bank	6,394	221,041
TriCo Bancshares	3,572	158,632
Trustmark Corp.	1,337	52,945
UMB Financial Corp.	3,540	418,959
United Bankshares, Inc.	2,824	105,081
United Community Banks, Inc.	2,327	72,951
Unity Bancorp, Inc.	2,298	112,303
Univest Financial Corp.	4,587	137,702
Veritex Holdings, Inc.	3,646	122,250
WesBanco, Inc.	4,515	144,164
Wintrust Financial Corp.	2,597	343,947
WSFS Financial Corp.	1,682	90,710
		19,637,239
Beverages–0.21%
Primo Brands Corp. Class A	5,334	117,881
†Vita Coco Co., Inc.	7,332	311,390
		429,271
Biotechnology–7.10%
†ACADIA Pharmaceuticals, Inc.	14,842	316,728
†Akero Therapeutics, Inc.	14,644	695,297
†Alkermes PLC	21,228	636,840
†Amicus Therapeutics, Inc.	45,489	358,453
†Arrowhead Pharmaceuticals, Inc.	31,324	1,080,365
†Avidity Biosciences, Inc.	15,412	671,501
†BioCryst Pharmaceuticals, Inc.	33,607	255,077
†Bridgebio Pharma, Inc.	11,311	587,493
†Catalyst Pharmaceuticals, Inc.	17,771	350,089
†Celldex Therapeutics, Inc.	4,279	110,698
†CG oncology, Inc.	14,791	595,781
†CRISPR Therapeutics AG	10,081	653,350
†Dynavax Technologies Corp.	24,045	238,767
†Halozyme Therapeutics, Inc.	5,203	381,588
†Janux Therapeutics, Inc.	11,457	280,009
†Korro Bio, Inc.	16,396	785,204
†Krystal Biotech, Inc.	2,818	497,461
†Kymera Therapeutics, Inc.	12,197	690,350
†Madrigal Pharmaceuticals, Inc.	2,150	986,119
†Mirum Pharmaceuticals, Inc.	2,836	207,907
†Nuvalent, Inc. Class A	2,197	189,997
†ORIC Pharmaceuticals, Inc.	54,399	652,788
†Prothena Corp. PLC	36,211	353,419
†PTC Therapeutics, Inc.	4,656	285,739
†Scholar Rock Holding Corp.	14,844	552,791
†Travere Therapeutics, Inc.	17,309	413,685
†Twist Bioscience Corp.	1,320	37,145
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Tyra Biosciences, Inc.	4,998	$69,922
†Vaxcyte, Inc.	24,704	889,838
†Veracyte, Inc.	20,190	693,123
		14,517,524
Broadline Retail–0.09%
Kohl's Corp.	12,548	192,863
		192,863
Building Products–1.25%
Apogee Enterprises, Inc.	2,261	98,512
Griffon Corp.	12,405	944,641
†Masterbrand, Inc.	9,984	131,489
†Resideo Technologies, Inc.	17,225	743,775
Simpson Manufacturing Co., Inc.	441	73,850
UFP Industries, Inc.	6,066	567,110
		2,559,377
Capital Markets–1.88%
Acadian Asset Management, Inc.	2,054	98,921
BGC Group, Inc. Class A	58,042	549,077
†Bullish	6,729	428,032
DigitalBridge Group, Inc.	11,631	136,083
†Donnelley Financial Solutions, Inc.	6,906	355,175
Marex Group PLC	9,606	322,954
Moelis & Co. Class A	2,670	190,424
Piper Sandler Cos.	937	325,130
StepStone Group, Inc. Class A	1,177	76,870
†StoneX Group, Inc.	8,630	870,940
Victory Capital Holdings, Inc. Class A	3,269	211,700
Virtus Investment Partners, Inc.	1,437	273,073
		3,838,379
Chemicals–1.88%
Avient Corp.	7,300	240,535
Balchem Corp.	5,223	783,763
Chemours Co.	10,291	163,009
†Ecovyst, Inc.	3,162	27,699
Hawkins, Inc.	1,310	239,363
HB Fuller Co.	11,263	667,671
Innospec, Inc.	3,912	301,850
Mativ Holdings, Inc.	17,407	196,873
Orion SA	16,861	127,806
†Perimeter Solutions, Inc.	39,440	883,062
Quaker Chemical Corp.	1,678	221,077
		3,852,708
Commercial Services & Supplies–1.55%
ABM Industries, Inc.	20,308	936,605
LVIP JPMorgan Small Cap Core Fund–2

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†ACV Auctions, Inc. Class A	49,823	$493,746
Brink's Co.	3,633	424,552
†Cimpress PLC	1,480	93,299
MillerKnoll, Inc.	14,869	263,776
Steelcase, Inc. Class A	26,141	449,625
Tetra Tech, Inc.	15,017	501,268
		3,162,871
Communications Equipment–0.89%
†ADTRAN Holdings, Inc.	24,990	234,406
†Clearfield, Inc.	14,762	507,518
†CommScope Holding Co., Inc.	24,377	377,356
†Extreme Networks, Inc.	9,861	203,630
†NETGEAR, Inc.	7,955	257,662
†Viasat, Inc.	7,990	234,107
		1,814,679
Construction & Engineering–5.09%
†API Group Corp.	34,564	1,187,965
Arcosa, Inc.	6,967	652,877
†Dycom Industries, Inc.	4,938	1,440,711
†Fluor Corp.	15,592	655,955
Granite Construction, Inc.	2,335	256,033
†IES Holdings, Inc.	1,473	585,738
†Matrix Service Co.	12,563	164,324
†MYR Group, Inc.	6,900	1,435,407
†NWPX Infrastructure, Inc.	1,620	85,747
†Orion Group Holdings, Inc.	15,525	129,168
Primoris Services Corp.	13,915	1,910,947
†Sterling Infrastructure, Inc.	4,245	1,441,942
†Tutor Perini Corp.	6,922	454,014
		10,400,828
Consumer Finance–1.02%
†Enova International, Inc.	8,408	967,677
FirstCash Holdings, Inc.	1,269	201,035
†LendingClub Corp.	7,830	118,938
†LendingTree, Inc.	801	51,849
Navient Corp.	4,448	58,491
Nelnet, Inc. Class A	816	102,310
†NerdWallet, Inc. Class A	3,561	38,316
PROG Holdings, Inc.	5,624	181,992
†Upstart Holdings, Inc.	7,041	357,683
		2,078,291
Consumer Staples Distribution & Retail–0.42%
Andersons, Inc.	4,593	182,847
†Chefs' Warehouse, Inc.	7,512	438,175
†Sprouts Farmers Market, Inc.	2,208	240,231
		861,253
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.31%
Greif, Inc. Class A	5,890	$351,987
†O-I Glass, Inc.	21,130	274,056
		626,043
Distributors–0.13%
†GigaCloud Technology, Inc. Class A	9,259	262,956
		262,956
Diversified Consumer Services–1.70%
†Adtalem Global Education, Inc.	4,330	668,768
†Laureate Education, Inc.	18,004	567,846
†McGraw Hill, Inc.	53,436	670,622
OneSpaWorld Holdings Ltd.	19,476	411,723
†Stride, Inc.	4,816	717,295
†Udemy, Inc.	61,906	433,961
		3,470,215
Diversified REITs–1.00%
Alexander & Baldwin, Inc.	39,554	719,487
American Assets Trust, Inc.	3,590	72,949
Armada Hoffler Properties, Inc.	868	6,085
Broadstone Net Lease, Inc.	22,996	410,938
Essential Properties Realty Trust, Inc.	27,892	830,066
		2,039,525
Diversified Telecommunication Services–0.43%
†Globalstar, Inc.	2,899	105,495
Iridium Communications, Inc.	2,310	40,332
†Lumen Technologies, Inc.	118,267	723,794
		869,621
Electric Utilities–1.05%
Genie Energy Ltd. Class B	4,215	63,014
IDACORP, Inc.	5,180	684,537
†Oklo, Inc.	2,667	297,717
Otter Tail Corp.	7,339	601,578
Portland General Electric Co.	11,448	503,712
		2,150,558
Electrical Equipment–1.38%
Atkore, Inc.	6,077	381,271
†Bloom Energy Corp. Class A	5,055	427,501
EnerSys	9,126	1,030,873
†Fluence Energy, Inc.	8,178	88,323
†NEXTracker, Inc. Class A	3,730	275,983
†NuScale Power Corp.	4,106	147,816
LVIP JPMorgan Small Cap Core Fund–3

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Sunrun, Inc.	12,555	$217,076
†Thermon Group Holdings, Inc.	9,738	260,199
		2,829,042
Electronic Equipment, Instruments & Components–2.96%
†Arlo Technologies, Inc.	33,201	562,757
†Fabrinet	3,096	1,128,864
†Insight Enterprises, Inc.	4,269	484,147
†Knowles Corp.	20,495	477,738
†nLight, Inc.	11,242	333,101
†Plexus Corp.	4,977	720,122
†Sanmina Corp.	14,776	1,700,865
†ScanSource, Inc.	5,532	243,353
Vishay Intertechnology, Inc.	26,193	400,753
		6,051,700
Energy Equipment & Services–1.31%
†Bristow Group, Inc.	2,680	96,694
Cactus, Inc. Class A	1,250	49,338
†Forum Energy Technologies, Inc.	10,306	275,273
Liberty Energy, Inc.	39,885	492,181
Noble Corp. PLC	6,381	180,455
†Oceaneering International, Inc.	13,812	342,261
†Oil States International, Inc.	44,436	269,282
Patterson-UTI Energy, Inc.	13,639	70,650
†ProPetro Holding Corp.	13,875	72,705
Ranger Energy Services, Inc. Class A	15,456	217,002
†Transocean Ltd.	94,088	293,555
†Valaris Ltd.	2,341	114,171
Weatherford International PLC	2,966	202,963
		2,676,530
Entertainment–0.24%
†AMC Entertainment Holdings, Inc. Class A	48,152	139,641
†Eventbrite, Inc. Class A	63,719	160,572
†IMAX Corp.	2,841	93,043
Playtika Holding Corp.	24,799	96,468
		489,724
Financial Services–3.00%
Banco Latinoamericano de Comercio Exterior SA	7,637	351,073
Burford Capital Ltd.	28,715	343,431
Compass Diversified Holdings	1,930	12,776
Enact Holdings, Inc.	7,139	273,709
Essent Group Ltd.	7,919	503,332
EVERTEC, Inc.	12,731	430,053
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
HA Sustainable Infrastructure Capital, Inc.	14,753	$452,917
Jackson Financial, Inc. Class A	7,868	796,478
†Marqeta, Inc. Class A	84,042	443,742
Merchants Bancorp	1,826	58,067
Mr. Cooper Group, Inc.	2,120	446,875
†NMI Holdings, Inc. Class A	9,699	371,860
PennyMac Financial Services, Inc.	4,475	554,363
Radian Group, Inc.	12,992	470,570
†Sezzle, Inc.	2,841	225,945
Walker & Dunlop, Inc.	4,883	408,316
		6,143,507
Food Products–0.69%
Cal-Maine Foods, Inc.	4,697	441,988
Dole PLC	18,496	248,586
Fresh Del Monte Produce, Inc.	4,774	165,753
†Simply Good Foods Co.	12,592	312,534
†SunOpta, Inc.	26,769	156,866
†Vital Farms, Inc.	2,236	92,011
		1,417,738
Gas Utilities–1.23%
Chesapeake Utilities Corp.	3,466	466,836
New Jersey Resources Corp.	13,178	634,521
ONE Gas, Inc.	8,562	693,008
Southwest Gas Holdings, Inc.	9,257	725,193
		2,519,558
Ground Transportation–0.02%
†Hertz Global Holdings, Inc.	7,356	50,021
		50,021
Health Care Equipment & Supplies–2.68%
†AtriCure, Inc.	12,199	430,015
†Avanos Medical, Inc.	30,097	347,921
†Axogen, Inc.	15,520	276,877
†Ceribell, Inc.	23,590	271,049
Embecta Corp.	7,740	109,211
†Glaukos Corp.	5,621	458,393
†Haemonetics Corp.	6,772	330,067
†Inogen, Inc.	25,429	207,755
†Integra LifeSciences Holdings Corp.	14,696	210,594
†iRhythm Technologies, Inc.	3,407	585,970
†Lantheus Holdings, Inc.	4,647	238,345
†Omnicell, Inc.	9,380	285,621
†OraSure Technologies, Inc.	92,772	297,798
†Outset Medical, Inc.	9,144	129,113
†Pulmonx Corp.	36,463	59,070
†SI-BONE, Inc.	7,895	116,214
†Sight Sciences, Inc.	3,072	10,568
LVIP JPMorgan Small Cap Core Fund–4

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†TransMedics Group, Inc.	3,625	$406,725
†Treace Medical Concepts, Inc.	104,939	704,141
		5,475,447
Health Care Providers & Services–1.92%
†Addus HomeCare Corp.	866	102,179
†BrightSpring Health Services, Inc.	7,459	220,488
Concentra Group Holdings Parent, Inc.	13,525	283,078
Ensign Group, Inc.	4,783	826,359
†GeneDx Holdings Corp.	1,009	108,710
†Hinge Health, Inc. Class A	12,928	634,506
National HealthCare Corp.	1,390	168,899
†NeoGenomics, Inc.	7,681	59,297
†Option Care Health, Inc.	15,599	433,028
†Pediatrix Medical Group, Inc.	7,634	127,870
†Progyny, Inc.	22,634	487,084
†Surgery Partners, Inc.	2,965	64,163
U.S. Physical Therapy, Inc.	4,932	418,973
		3,934,634
Health Care REITs–0.49%
American Healthcare REIT, Inc.	1,608	67,552
CareTrust REIT, Inc.	17,462	605,582
Community Healthcare Trust, Inc.	2,690	41,157
Sabra Health Care REIT, Inc.	15,151	282,415
		996,706
Health Care Technology–0.48%
†Health Catalyst, Inc.	45,032	128,341
HealthStream, Inc.	15,624	441,222
†HeartFlow, Inc.	2,627	88,425
†Teladoc Health, Inc.	41,060	317,394
		975,382
Hotel & Resort REITs–0.86%
Chatham Lodging Trust	40,018	268,521
DiamondRock Hospitality Co.	31,573	251,321
Ryman Hospitality Properties, Inc.	8,616	771,907
Xenia Hotels & Resorts, Inc.	33,440	458,797
		1,750,546
Hotels, Restaurants & Leisure–1.87%
†Accel Entertainment, Inc.	15,348	169,902
†Biglari Holdings, Inc. Class B	990	320,413
†BJ's Restaurants, Inc.	6,296	192,217
†Black Rock Coffee Bar, Inc. Class A	1,415	33,762
Brightstar Lottery PLC	15,898	274,241
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Brinker International, Inc.	2,058	$260,707
†Hilton Grand Vacations, Inc.	7,645	319,637
Jack in the Box, Inc.	19,753	390,517
†Life Time Group Holdings, Inc.	14,638	404,009
Monarch Casino & Resort, Inc.	4,632	490,251
Red Rock Resorts, Inc. Class A	3,479	212,428
†Shake Shack, Inc. Class A	4,905	459,157
†United Parks & Resorts, Inc.	5,831	301,463
		3,828,704
Household Durables–1.69%
†Beazer Homes USA, Inc.	3,757	92,234
†Cavco Industries, Inc.	362	210,224
Century Communities, Inc.	2,304	146,005
†Green Brick Partners, Inc.	3,621	267,447
Installed Building Products, Inc.	1,723	424,995
KB Home	5,828	370,894
†M/I Homes, Inc.	3,193	461,197
Meritage Homes Corp.	3,635	263,283
†Taylor Morrison Home Corp.	8,730	576,267
†Tri Pointe Homes, Inc.	19,038	646,721
		3,459,267
Household Products–0.10%
†Central Garden & Pet Co. Class A	6,839	201,956
		201,956
Independent Power and Renewable Electricity Producers–0.14%
Clearway Energy, Inc. Class A	10,458	291,603
		291,603
Industrial REITs–0.23%
LXP Industrial Trust	35,679	319,684
Plymouth Industrial REIT, Inc.	6,690	149,388
		469,072
Insurance–1.15%
†Accelerant Holdings Class A	14,332	213,404
CNO Financial Group, Inc.	12,017	475,272
Fidelis Insurance Holdings Ltd.	16,553	300,437
†Hamilton Insurance Group Ltd. Class B	4,456	110,509
†Heritage Insurance Holdings, Inc.	1,869	47,061
†Oscar Health, Inc. Class A	20,665	391,189
†Palomar Holdings, Inc.	562	65,614
RLI Corp.	2,750	179,355
Safety Insurance Group, Inc.	2,873	203,092
LVIP JPMorgan Small Cap Core Fund–5

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Selective Insurance Group, Inc.	2,320	$188,082
†SiriusPoint Ltd.	6,864	124,170
†Skyward Specialty Insurance Group, Inc.	1,286	61,162
		2,359,347
Interactive Media & Services–0.64%
†Cargurus, Inc.	16,205	603,312
†Cars.com, Inc.	4,296	52,497
†Nextdoor Holdings, Inc.	18,010	37,641
†QuinStreet, Inc.	6,393	98,900
†Yelp, Inc.	16,618	518,481
		1,310,831
IT Services–0.51%
†Applied Digital Corp.	16,191	371,422
†ASGN, Inc.	4,092	193,756
†Unisys Corp.	66,926	261,011
†Whitefiber, Inc.	8,324	226,163
		1,052,352
Leisure Products–0.41%
†Funko, Inc. Class A	44,820	154,181
†MasterCraft Boat Holdings, Inc.	1,673	35,903
†Peloton Interactive, Inc. Class A	49,894	449,046
Polaris, Inc.	3,581	208,163
		847,293
Life Sciences Tools & Services–0.25%
†10X Genomics, Inc. Class A	29,835	348,771
†CryoPort, Inc.	16,156	153,159
†OmniAb, Inc.	10,003	16,005
		517,935
Machinery–1.66%
Atmus Filtration Technologies, Inc.	8,419	379,613
†Blue Bird Corp.	5,393	310,367
Greenbrier Cos., Inc.	487	22,485
Kennametal, Inc.	8,996	188,286
Mueller Industries, Inc.	6,960	703,726
Terex Corp.	9,821	503,817
†Titan International, Inc.	19,966	150,943
Watts Water Technologies, Inc. Class A	3,962	1,106,507
Worthington Enterprises, Inc.	629	34,903
		3,400,647
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine Transportation–0.19%
Costamare, Inc.	28,000	$333,480
Safe Bulkers, Inc.	14,329	63,621
		397,101
Media–1.18%
†AMC Networks, Inc. Class A	2,164	17,831
†EchoStar Corp. Class A	9,425	719,693
Gray Media, Inc.	7,792	45,038
John Wiley & Sons, Inc. Class A	6,776	274,225
†Magnite, Inc.	23,992	522,546
†PubMatic, Inc. Class A	26,591	220,173
Scholastic Corp.	6,840	187,279
†Stagwell, Inc.	37,905	213,405
†TechTarget, Inc.	12,597	73,189
†Thryv Holdings, Inc.	11,152	134,493
		2,407,872
Metals & Mining–2.32%
†Alpha Metallurgical Resources, Inc.	1,200	196,908
†Coeur Mining, Inc.	71,760	1,346,217
Commercial Metals Co.	14,122	808,908
†Constellium SE	52,937	787,702
Hecla Mining Co.	39,039	472,372
Materion Corp.	3,049	368,350
Olympic Steel, Inc.	1,548	47,137
†Ramaco Resources, Inc. Class A	2,288	75,939
†SSR Mining, Inc.	14,028	342,564
Warrior Met Coal, Inc.	4,762	303,054
		4,749,151
Mortgage Real Estate Investment Trusts (REITs)–0.63%
Adamas Trust, Inc.	18,036	125,711
Apollo Commercial Real Estate Finance, Inc.	9,396	95,182
BrightSpire Capital, Inc.	33,480	181,796
Ladder Capital Corp.	68,776	750,346
Redwood Trust, Inc.	5,489	31,781
TPG RE Finance Trust, Inc.	12,846	109,962
		1,294,778
Multi-Utilities–0.62%
Avista Corp.	1,377	52,064
Black Hills Corp.	10,113	622,860
Unitil Corp.	12,374	592,220
		1,267,144
Office REITs–0.93%
City Office REIT, Inc.	5,873	40,876
COPT Defense Properties	26,268	763,348
Empire State Realty Trust, Inc. Class A	19,777	151,492
†Paramount Group, Inc.	27,701	181,164
LVIP JPMorgan Small Cap Core Fund–6

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Office REITs (continued)
Piedmont Realty Trust, Inc. Class A	42,723	$384,507
Postal Realty Trust, Inc. Class A	7,600	119,244
SL Green Realty Corp.	4,269	255,329
		1,895,960
Oil, Gas & Consumable Fuels–3.53%
Berry Corp.	54,778	207,061
†Centrus Energy Corp. Class A	1,061	328,984
Chord Energy Corp.	1,635	162,470
†Clean Energy Fuels Corp.	96,468	248,887
†CNX Resources Corp.	8,212	263,769
Core Natural Resources, Inc.	1,244	103,849
†CVR Energy, Inc.	4,396	160,366
Delek U.S. Holdings, Inc.	6,516	210,271
†Energy Fuels, Inc.	28,072	430,905
Excelerate Energy, Inc. Class A	13,347	336,211
†Gulfport Energy Corp.	2,345	424,398
International Seaways, Inc.	2,427	111,836
Matador Resources Co.	8,028	360,698
Murphy Oil Corp.	8,275	235,093
†New Fortress Energy, Inc.	19,284	42,618
†NextDecade Corp.	21,464	145,741
Ovintiv, Inc.	7,934	320,375
†Par Pacific Holdings, Inc.	17,143	607,205
PBF Energy, Inc. Class A	6,036	182,106
Peabody Energy Corp.	21,507	570,366
Scorpio Tankers, Inc.	526	29,482
Teekay Corp. Ltd.	47,920	391,986
Teekay Tankers Ltd. Class A	10,983	555,191
†Uranium Energy Corp.	37,145	495,514
World Kinect Corp.	11,165	289,732
		7,215,114
Passenger Airlines–0.59%
†Joby Aviation, Inc.	45,129	728,382
†SkyWest, Inc.	4,743	477,241
		1,205,623
Personal Care Products–0.28%
†BellRing Brands, Inc.	2,869	104,288
†Nature's Sunshine Products, Inc.	6,157	95,557
†Oddity Tech Ltd. Class A	6,065	377,849
		577,694
Pharmaceuticals–2.23%
†Amneal Pharmaceuticals, Inc.	33,400	334,334
†ANI Pharmaceuticals, Inc.	3,833	351,103
†Atea Pharmaceuticals, Inc.	19,483	56,501
†Avadel Pharmaceuticals PLC	38,756	591,804
†Axsome Therapeutics, Inc.	1,756	213,266
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Corcept Therapeutics, Inc.	6,777	$563,237
†Crinetics Pharmaceuticals, Inc.	12,380	515,627
†Indivior PLC	9,443	227,671
†Ocular Therapeutix, Inc.	17,444	203,920
Phibro Animal Health Corp. Class A	16,916	684,421
†Terns Pharmaceuticals, Inc.	53,742	403,602
†WaVe Life Sciences Ltd.	10,892	79,729
†Zevra Therapeutics, Inc.	34,350	326,669
		4,551,884
Professional Services–2.01%
Barrett Business Services, Inc.	6,356	281,698
†BlackSky Technology, Inc.	17,238	347,346
†ExlService Holdings, Inc.	5,903	259,909
Heidrick & Struggles International, Inc.	9,343	465,001
†IBEX Holdings Ltd.	12,869	521,452
KBR, Inc.	6,196	293,009
Kelly Services, Inc. Class A	14,464	189,768
†Legalzoom.com, Inc.	18,155	188,449
†Planet Labs PBC	11,583	150,347
TriNet Group, Inc.	2,150	143,813
†Verra Mobility Corp.	24,694	609,942
†WNS Holdings Ltd.	8,546	651,803
		4,102,537
Real Estate Management & Development–0.39%
†Cushman & Wakefield PLC	3,961	63,059
Newmark Group, Inc. Class A	26,979	503,158
†RE/MAX Holdings, Inc. Class A	6,064	57,184
†Real Brokerage, Inc.	39,825	166,468
		789,869
Residential REITs–0.18%
Independence Realty Trust, Inc.	15,781	258,650
UMH Properties, Inc.	3,216	47,758
Veris Residential, Inc.	3,889	59,113
		365,521
Retail REITs–0.83%
Curbline Properties Corp.	9,087	202,640
Getty Realty Corp.	3,761	100,908
InvenTrust Properties Corp.	10,364	296,618
Kite Realty Group Trust	12,480	278,304
NETSTREIT Corp.	5,301	95,736
Phillips Edison & Co., Inc.	18,455	633,560
Tanger, Inc.	2,500	84,600
		1,692,366
LVIP JPMorgan Small Cap Core Fund–7

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–3.50%
†Alpha & Omega Semiconductor Ltd.	2,999	$83,852
†Ambarella, Inc.	2,813	232,129
†Axcelis Technologies, Inc.	956	93,344
†Credo Technology Group Holding Ltd.	9,952	1,449,111
†Diodes, Inc.	9,765	519,595
†FormFactor, Inc.	11,145	405,901
†MaxLinear, Inc.	4,718	75,865
NVE Corp.	3,771	246,133
†Penguin Solutions, Inc.	11,806	310,262
†Rambus, Inc.	19,840	2,067,328
†Rigetti Computing, Inc.	18,073	538,394
†Semtech Corp.	4,080	291,516
†SiTime Corp.	770	232,009
†Ultra Clean Holdings, Inc.	22,411	610,700
		7,156,139
Software–6.44%
A10 Networks, Inc.	4,117	74,724
Adeia, Inc.	7,171	120,473
†Appian Corp. Class A	7,353	224,781
†Asana, Inc. Class A	16,437	219,598
†Aurora Innovation, Inc.	11,592	62,481
†Bit Digital, Inc.	178,497	535,491
†BlackLine, Inc.	5,055	268,420
†Box, Inc. Class A	19,948	643,722
†Braze, Inc. Class A	5,497	156,335
†Cipher Mining, Inc.	107,880	1,358,209
†Cleanspark, Inc.	4,611	66,859
†Clearwater Analytics Holdings, Inc. Class A	25,405	457,798
†Commvault Systems, Inc.	2,498	471,572
†Consensus Cloud Solutions, Inc.	14,381	422,370
†Core Scientific, Inc.	26,058	467,481
†Digital Turbine, Inc.	24,887	159,277
†D-Wave Quantum, Inc.	16,584	409,791
†Freshworks, Inc. Class A	34,057	400,851
†Hut 8 Corp.	4,417	153,756
InterDigital, Inc.	3,886	1,341,564
†LiveRamp Holdings, Inc.	9,730	264,072
†MARA Holdings, Inc.	35,897	655,479
†ON24, Inc.	68,687	392,890
†Ooma, Inc.	29,853	357,937
†Pagaya Technologies Ltd. Class A	5,291	157,090
†Porch Group, Inc.	13,757	230,842
†Qualys, Inc.	3,154	417,369
†Riot Platforms, Inc.	19,857	377,879
Sapiens International Corp. NV	7,808	335,744
†SoundHound AI, Inc. Class A	18,629	299,554
†Tenable Holdings, Inc.	11,074	322,918
†Terawulf, Inc.	27,569	314,838
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†WM Technology, Inc.	115,933	$134,482
†Workiva, Inc.	3,479	299,472
†Xperi, Inc.	53,016	343,544
†Zeta Global Holdings Corp. Class A	12,161	241,639
		13,161,302
Specialized REITs–0.54%
Four Corners Property Trust, Inc.	2,933	71,565
PotlatchDeltic Corp.	21,320	868,790
Smartstop Self Storage REIT, Inc.	4,587	172,655
		1,113,010
Specialty Retail–2.54%
†Abercrombie & Fitch Co. Class A	4,337	371,030
Advance Auto Parts, Inc.	4,011	246,276
American Eagle Outfitters, Inc.	18,534	317,117
†Asbury Automotive Group, Inc.	1,181	288,696
†Boot Barn Holdings, Inc.	1,992	330,114
Buckle, Inc.	6,456	378,709
†EVgo, Inc.	25,032	118,401
†Genesco, Inc.	2,972	86,158
Group 1 Automotive, Inc.	457	199,942
†RealReal, Inc.	35,670	379,172
Signet Jewelers Ltd.	11,985	1,149,601
Sonic Automotive, Inc. Class A	2,694	204,987
†Urban Outfitters, Inc.	11,323	808,802
†Victoria's Secret & Co.	11,902	323,020
		5,202,025
Technology Hardware, Storage & Peripherals–0.72%
†Diebold Nixdorf, Inc.	5,011	285,777
†IonQ, Inc.	19,250	1,183,875
		1,469,652
Textiles, Apparel & Luxury Goods–0.51%
†Capri Holdings Ltd.	26,098	519,872
Wolverine World Wide, Inc.	18,865	517,656
		1,037,528
Trading Companies & Distributors–2.02%
Applied Industrial Technologies, Inc.	3,568	931,426
†BlueLinx Holdings, Inc.	1,225	89,523
Boise Cascade Co.	3,443	266,213
†DNOW, Inc.	33,287	507,627
†DXP Enterprises, Inc.	1,157	137,764
GATX Corp.	1,810	316,388
Herc Holdings, Inc.	2,184	254,785
LVIP JPMorgan Small Cap Core Fund–8

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†Hudson Technologies, Inc.	1,756	$17,437
McGrath RentCorp	1,336	156,713
†MRC Global, Inc.	21,476	309,684
Rush Enterprises, Inc. Class A	12,559	671,530
WESCO International, Inc.	2,212	467,838
		4,126,928
Water Utilities–0.38%
American States Water Co.	1,758	128,897
Consolidated Water Co. Ltd.	18,186	641,602
		770,499
Wireless Telecommunication Services–0.13%
†Gogo, Inc.	5,261	45,192
Telephone & Data Systems, Inc.	5,473	214,761
		259,953
Total Common Stock (Cost $158,478,321)		198,676,531
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
†=Aduro Biotech, Inc.	20,960	$7,965
Total Rights (Cost $0)		7,965

MONEY MARKET FUND–2.38%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	4,877,613	4,877,613
Total Money Market Fund (Cost $4,877,613)		4,877,613

TOTAL INVESTMENTS–99.54% (Cost $163,355,934)	203,562,109
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.46%	930,690
NET ASSETS APPLICABLE TO 9,546,363 SHARES OUTSTANDING–100.00%	$204,492,799

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following futures contracts were outstanding at September 30, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Equity Contract:
41	CME E-mini Russell 2000 Index Futures	$5,033,775	$5,010,761	12/19/25	$23,014	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP JPMorgan Small Cap Core Fund–9